Investment Strategy - Beacon Tactical Alternatives Risk ETF	Aug. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Tactical Alternatives Risk Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading. The Tactical Alternatives Risk Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in the shares of other U.S. listed exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).

Under normal market conditions, the Tactical Alternatives Risk Fund will invest its assets in Underlying ETFs across different alternative (or non-traditional) asset classes (“Underlying Alternative Asset ETFs”) as described below:

●	Currencies: Investments in the appreciation of the U.S. dollar against a basket of foreign currencies. Foreign currencies include the G10 currencies, which are ten of the most heavily traded and liquid currencies in the world and consist of the Euro, Pound Sterling, Australian Dollar, New Zealand Dollar, US Dollar, Canadian Dollar, Swiss Franc, Norwegian Krone, Swedish Krona and Yen.

●	Commodities: Tangible properties, such as oil, metal or agricultural products. Commodities Futures and Commodity-Linked Instruments are used to provide exposure to these physical commodities markets without requiring a direct investment into such commodities.

●	Gold and precious metals: gold bullion and precious metals, such as silver or platinum.

●	Futures Instruments: Exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. Such assets include commodities and securities.

●	Digital currency: Forms of money or money-like assets that are primarily managed, stored, or exchanged through digital systems, such as Bitcoin and Ethereum.

●	Carbon credits: Emission allowances or carbon credits (a unit of emissions (typically one ton of CO2)) that the owner of the allowance or credit is permitted to emit.

The Tactical Alternatives Risk Fund intends to invest in at least one Underlying Alternative Asset ETF for each of these alternative asset classes. The Underlying Alternative Asset ETFs are weighted using a risk parity framework so that risker assets carry a lower weight in comparison to lower volatility assets. The Fund may also invest from time to time in real estate investment trusts (“REITs”) to provide exposure to real estate. It is possible that the Fund’s allocations may be focused in particular industries, asset classes, or sectors of the economy. The Fund’s allocations among investment strategies and Underlying Alternative Asset Class ETFs will change over time and there should be no expectation that current or past positions will be maintained in the future.

When selecting Underlying Alternative Asset ETFs, the Adviser searches for alternative asset class ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Asset Class ETFs are unaffiliated with the Adviser. Each Underlying Alternative Asset ETF varies in composition and may either be diversified or non-diversified.

The Tactical Alternatives Risk Fund also employs a proprietary targeted loss reduction strategy at the asset class level. Each of the alternative asset classes move and are monitored independently with each alternative asset class tracked by its own internally designed benchmark (each an “Alternative Asset Benchmark” and collectively, the “Alternative Asset Benchmarks”). Each Alternative Asset Benchmark is created by blending five proprietary moving averages that are designed to analyze each holding by evaluating its performance over the past 200 days through five different lenses; simple, time, exponential, volume, and volatility/adjustable. The simple moving average gives each day equal weighting. The time weighted moving average gives different weightings based on time, so that the most recent pricing gets greater weight. The exponential weighted average reviews a 200 day window, but in between the starting and ending points, the weighting for an individual’s day’s pricing increases exponentially. The volume weighted average looks at trading volume for each day, giving low weight to prices for days with low trading volume, and high weight for prices with high trading volume. The final moving average is based on volatility, using the standard deviation for the prior 200 days and the standard deviation for the past 30 days and comparing the two.

The blend of the five moving averages is used to determine the normal trading range for any given holding and provides the Adviser with each alternative asset’s “bull” and “bear” trend lines in addition to its unique modified asset price. When an alternative asset’s modified asset price crosses its “bear” trend line, the alternative asset class is deemed to be showing weakness and the position is subsequently sold. The sell proceeds are then invested in a defensive basket of short-duration fixed income ETFs providing exposure to short-term Treasuries, Treasury Inflation-Protected Securities (TIPS), floating rate investment-grade corporate bonds, and short-term investment-grade corporate bonds (“Underlying Fixed Income ETFs”). . Conversely, when an already sold alternative asset position has its modified asset price cross its “bull” trend line, the alternative asset is deemed to be showing strength. As a result, the Underlying Fixed Income ETFs are liquidated and the Underlying Alternative Asset ETF position representing that particular alternative asset class is subsequently repurchased.

When selecting Underlying Fixed Income ETFs, the Adviser searches for fixed income ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Fixed Income ETFs are unaffiliated with the Adviser, and invest in medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds, U.S. Treasury securities, including inflation-protected public obligations issued by the U.S. Treasury. The Underlying Fixed Income ETFs generally seek to maintain a dollar-weighted average maturity and average duration consistent with the respective short-term Treasuries, Treasury Inflation-Protected Securities (TIPS), floating rate investment-grade corporate bonds, and short-term investment-grade corporate bond indices they track.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund.

Wholly-Owned Subsidiary

Certain investments of the Fund, specifically, any Underlying Alternative Asset ETFs that generate “non-qualifying income” for purposes of qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), may be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands.

The Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Fund, the Subsidiary may directly invest without limitation in Underlying Alternative Asset ETFs that generate “non-qualifying income;” however, the Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary will comply with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Fund. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.